MATTHEW 25 FUND, INC.
605 Cloverly Avenue
Jenkintown, PA 19046
215-884-4458
888-M25-FUND


								August 10, 1998
Dear Matthew 25 Fund Shareholders,


Your Fund's Rate of Return for the first six months of 1998 was 16.304%. On Au-gust 4, 1998 the Mutual Fund Scorecard/Growth in the Wall Street Journal ranked your fund 14th out of 896 Growth Funds for the 52 weeks ending July 30, 1998. There is an old maxim "No pain, no gain". Well this year I felt the pain at times, so the gain and the ranking were greatly appreciated.

The portfolio's pain in the spring was due to continued business decline for Boston Markets, which in turn reduced the price on the Boston Chicken converti-ble bonds. The tough call was that the market value of all Boston Market's debt was far below the $1 billion cost of all its restaurants, so the bonds were un-dervalued. However, my belief was and is that the company will have to file Chapter 11 in order to restructure all its debt, which if correct would possibly reduce the bonds in half again. Once I felt strongly on this reorganization scenario I decided to sell the bonds, which generated a loss for tax purposes. Boston Market has avoided default and may continue to do so, and yet the bonds have dropped in half since our sale.

The other discomfort would be Market Maladies, which are general market de-clines. Whenever a Market Malady comes, the fear is that this time it will stay. My prescription for these general market declines is to buy as capably as I can if I am able to find even a few ideas with high profit potential. In this current decline, which started in mid July, I am finding many such invest ments; in fact more than I can buy. I believe it is a good time to buy shares of your Matthew 25 Fund, because it is at a good price, there are many stocks at attractive values available in the current market, and I feel your portfolio will participate in the upside. There is more to come from America's businesses.

In the Schedule of Investments in Securities you will see all your stock hold-ings. During this decline I have bought more Harris Financial, Commonwealth, TCI Group. Advanta, Tokio Marine, Freddie Mac, Berkshire Hathaway, Eagle Hard-ware, and Home Depot. Please call me for any questions about your fund's port-folio. As always, thank you for investing in the Matthew 25 Fund and good for-tune in the second half of this year.


								Thank you,




                                                                Mark Mulholland
								President







MATTHEW 25 FUND, INC.
STATEMENT OF ASSETS & LIABILITIES
JUNE 30, 1998

ASSETS

   Investments in securities at value (cost $10,712,217)            $ 15,009,005
   Cash                                                                1,175,088
   Receivable for dividends                                                9,369
                                                                     -----------
        Total assets                                                $ 16,193,462
                                                                    ============
LIABILITIES
                                                                          20,150
                                                                     -----------
COMMITMENTS & CONTINGENCIES                                               _

NET ASSETS: (Equivalent to $9.885 per share based on
  1,636,198 shares of capital stock outstanding.
  100,000,000 shares authorized, $.01 par value                     $ 16,173,312
                                                                    ============
COMPOSITION OF NET ASSETS
  Retained Earnings                                                    (195,796)
  Shares of common stock                                                 16,362
  Paid in capital                                                    12,055,958
  Net unrealized appreciation of investments                          4,296,788
                                                                     -----------
       Net assets, June 30, 1998                                    $ 16,173,312
                                                                    ============

MATTHEW 25 FUND, INC.
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1998

INVESTMENT INCOME:
   Dividends                                                         $   58,040
   Interest                                                              22,462
                                                                      ----------
         Total investment income                                         80,502
                                                                      ----------

EXPENSES:
        Total Expenses                                                   83,980
                                                                      ----------

INVESTMENT INCOME(Loss) - NET:                                           (3,478)
                                                                      ----------
NET REALIZED GAIN(Loss) ON SECURITY TRANSACTIONS:                      (192,318)
NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS:                 2,205,471
                                                                      ----------
NET GAIN ON INVESTMENTS:                                              2,009,675
                                                                      ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:                $1,626,576



                         THIS IS AN UNAUDITED STATEMENT
  The accompanying notes are an integral part of these financial statements.
                                       1
MATTHEW 25 FUND, INC.
SCHEDULE OF INVESTMENTS IN SECURITIES
FOR THE PERIOD ENDED JUNE 30, 1998

COMMON STOCKS: - 92.80%          Number of Shares  Historical Cost      Value

Banks -  6.18%
    Commonwealth Bancorp. Inc.         16,100      $     212,278    $    369,294
    Harris Financial                   45,400            372,768         998,800
                                                   -------------    ------------
                                                         585,046       1,368,094
Communications -  9.26%
    MCI Communications                 20,000            722,304       1,161,250
    Telecommunications, Inc.
    Ser. B, TCI Group                   8,000            111,731         336,000
                                                   -------------    ------------
                                                         834,035       1,497,250
Entertainment - 6.50%
    Walt Disney Co.                    10,000            803,769       1,050,625
                                                   -------------    ------------
Financial -  2.16%
    Advanta                            16,000            332,156         349,000
                                                   -------------    ------------
Foreign Insurance -  4.40%
    Tokio Marine & Fire Insurance      14,000            720,784         712,250
                                                   -------------    ------------
Manufacturing - 15.72%
    Intel Corp.                        10,900            839,149         807,281
    Nike, Inc. Cl. B                   19,300            888,563         939,669
    UST, Inc.                          28,000            839,219         756,000
    Wm. Wrigley Jr. Co., Class B          400             20,580          39,200
                                                   -------------    ------------
                                                       2,587,511       2,542,150
Mortgage Securitization - 19.21%
    Freddie Mac                        66,000          2,134,674       3,106,125
                                                   -------------    ------------
Mutual Fund Investment Adviser - 5.11%
    Franklin Resources Inc.            15,300            521,389         826,200
                                                   -------------    ------------
Miscellaneous -  5.05%
    Berkshire Hathaway                      8            310,754         626,440
    Berkshire Hathaway, Class B            73             94,978         190,749
                                                   -------------    ------------
                                                         405,732         817,189
Retail -  7.37%
    Eagle Hardware                     30,000            546,869         693,750
    Home Depot, Inc.                    6,000            203,255         498,375
                                                   -------------    ------------
                                                         750,124       1,192,125
Utilities -  8.31%
    Niagara Mohawk Power Corp.         90,000            937,010       1,344,375
                                                   -------------    ------------

Total Common Stock                                 $  10,612,230    $ 14,805,383
                                                   -------------    ------------


                        THIS IS AN UNAUDITED STATEMENT
   The accompanying notes are an integral part of these financial statements.
                                       2
MATTHEW 25 FUND, INC.
SCHEDULE OF INVESTMENTS IN SECURITIES
FOR THE PERIOD ENDED JUNE 30, 1998

                                 Number of Shares  Historical Cost      Value

CONVERIBLE PREFERRED STOCKS: - 1.26%

    TCI Communications                  2,500             99,987         203,622
                                                   -------------    ------------

Total Securities - 92.80%                          $  10,712,217    $ 15,009,005
----------------                                   =============    ============




MATTHEW 25 FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED

                                          June 30,1998       December 31, 1997
                                       ------------------  ---------------------

INCREASE IN NET ASSETS
FROM OPERATIONS:
----------------

Investment income (loss) - net           $     (3,478)        $     18,351

Net realized gain(loss) on                   (192,318)              28,100
 securities transactions

Net change in unrealized appreciation
 of investments                             2,205,471            1,988,041
                                       ------------------  ---------------------
Net Increase in net assets from
operations                                  2,009,675            2,034,492
                                       ------------------  ---------------------
Distributions to shareholders from -
 Investment income-net                                             (18,375)
 Net realized gain on investments                                  (28,100)
Capital share transactions                  3,584,211            7,170,499
                                       ------------------  ---------------------
 Net increase in net assets                 5,593,886            9,158,516
                                       ------------------  ---------------------

NET ASSETS:
-----------
 Beginning of period                       10,579,426            1,420,910
                                       ------------------  ---------------------

 End of period                           $ 16,173,312         $ 10,579,426
                                       ==================  =====================



                        THIS IS AN UNAUDITED STATEMENT
   The accompanying notes are an integral part of these financial statements.
                                       3
MATTHEW 25 FUND, INC.
Notes to the Financial Statements
June 30, 1998

NOTE 1  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization
Matthew 25 Fund, Inc. (the "Fund") was incorporated on August 28, 1995 and com-menced operations on October 26, 1995. The Fund has no operations prior to the commencement of operations other than matters relating to its organization and registration as an open-end non-diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933. The following is a summary of significant accounting policies consis-tently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. Significant accounting policies of the Fund are as follows:

Security valuations
The Fund values investment securities, where market quotations are available, at market value based on the last recorded sales prices as reported by the princi-pal securities exchange on which the security is traded, or if the security is not traded on an exchange, market value is based on the latest bid price.

Federal income taxes
The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distribution to shareholders
The Fund intends to distribute to shareholders substantially all of its net in-vestment income, if any, and net realized capital gains, if any, at six months end.

Organizational costs
Organizational costs were borne by the Fund's Investment Adviser.

Registration fees
Initial registration fees were borne by the Fund's Investment Adviser.

Other
The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is re-corded on the ex-dividend date and interest income is recorded on an accrual ba-sis.

Estimates
The preparation of financial statements is in conformity with generally accepted accounting principles. Management is required to make estimates and assumptions that affect the reported amount of assets and liabilities. Management is also required to disclose contingent assets and liabilities at the date of the finan-cial statements and to report amounts of income and expenses during the report-ing period. Actual results could differ from those estimates.



                        THIS IS AN UNAUDITED STATEMENT
   The accompanying notes are an integral part of these financial statements.
                                       4

NOTE 2 INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED TRANSACTIONS

The Fund has an investment advisory agreement with The Matthew 25 Management Corp., (M25M), whereby M25M receives a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. Matthew 25 Management corporation has agreed to decrease the investment advisory fee or, if necessary, to reimburse the fund if and to the extent that the Fund's aggregate annual operating expenses exceed 2.0% of the first $10,000,000 and 1.5% of the next $20,000,000.

The management fee, as of 6/30/98, computed pursuant to the investment advisory agreement, totaled $67,184. The Matthew 25 Management Corporation has received $41,000 as of 6/30/98.

Mr. Mark Mulholland is the sole owner, director and officer of M25M and is also President of the Fund.

In addition Mr. Mulholland is a broker at Boenning and Scattergood, Inc. During the period ending June 30, 1998, the Fund paid brokerage commission of $11,368 to Boenning & Scattergood, Inc. of which Mr. M. Mulholland received compensation of approximately $6,252. Boenning & Scattergood, Inc. is not otherwise associ-ated with Matthew 25 Fund, Inc. or Matthew 25 Management Corporation and is not responsible for any of the investment advice rendered to the Fund by M25M or Mr. Mulholland.


NOTE 3 INVESTMENTS

For the six months ended June 30, 1998, purchases and sales of investment secur-ities other than short-term investments aggregated $4,044,447 and $1,464,614, respectively. At June 30,1998 the gross unrealized appreciation for all secur-ities totaled $4,420,409 and the gross unrealized depreciation for all securi-ties totaled $123,621, or a net unrealized appreciation of $4,296,788. The aggregate cost of securities for federal income tax purposes at June 30,1998 was $10,712,217.


NOTE 4 CAPITAL SHARE TRANSACTIONS

As of June 30, 1998 there were 100,000,000 shares of $0.01 par value capital stock authorized, with 1,636,198 shares outstanding, and capital paid in aggre-gate $12,072,320.

Transactions in capital stock were as follows:
                          For the six months ended      For the year ended
                               June 30, 1998              December 31, 1996
                            Shares          Amount      Shares          Amount
Shares Sold                  416,330      $ 3,816,896  1,068,986    $ 7,574,046
Shares issued in rein-                                     5,469         46,474
 vestment of dividends
Shares redeemed               24,906      $   232,686    (62,120)      (450,021)
                           ----------     -----------  ----------   ------------
Net increase                 391,423      $ 3,584,210  1,012,335    $ 7,170,499
                           ==========     ===========  ==========   ============



                THIS IS AN UNAUDITED STATEMENT
   The accompanying notes are an integral part of these financial statements.
                                       5